Income Taxes - Schedule of Income Tax Expense (Details) (Parenthetical) - Mann- India Technologies Private Limited [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
MAT credit recognition			$ 46,650
Income tax expenses		$ 5,528	$ 5,217	$ 22,277
Effective income tax percentage	0.00%	1.53%	0.00%	1.53%